CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (9,057,163)	$ (10,683,561)
Net loss attributable to noncontrolling interest	(1,743)	(63)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	573,755	406,240
Noncash Payment to Euronext Advisor		155,800
Noncash payment to Ridgegrowth		47,672
Stock-based compensation	2,780,639	2,517,555
Change in fair value of warrant liability	86,944
Noncash warrant expense		1,413,273
Noncash interest expense		185,599
Noncash revenue related to Emergent termination		(904,777)
Repayment of shareholder loan through in-kind services	261,794	93,100
Write off of investment in Emergent		962,000
Changes in assets and liabilities:
Accounts receivable	(1,137,433)	(53,094)
Related party receivables	857	1,817
Prepaid expenses and other current assets	(537,607)	(36,305)
Other assets	19,816	(150,946)
Accounts payable and accrued expenses	176,764	985,353
Related party payables	(195,532)	249,562
Deferred revenue	34,328	328,105
Customer deposit liabilities	280,108
Net cash flows from operating activities	(6,714,473)	(4,482,670)
Cash flows from investing activities:
Purchases of property and equipment	(34,217)	(130,128)
Capitalized internally developed software costs	(482,219)	(359,919)
Acquisition of Pixelpin intangible asset	(90,621)
Patent application costs	(161,296)	(22,118)
Net cash flows from investing activities	(768,353)	(512,165)
Cash flows from financing activities:
Proceeds from issuance of common stock	7,633,045	263,877
Proceeds from issuance of Common Stock warrants	1,129,535
Proceeds from exercise of warrants to common stock	150
Proceeds from loan from Maltese government	856,258
Repayment of debt	(344,219)
Proceeds from repayment of shareholder loan	75,000
Proceeds from issuance of Series A Preferred Stock		6,789,303
Issuance costs of Series A convertible preferred stock		(1,003,111)
Proceeds from issuance of Series A Preferred Stock warrants		300,000
Proceeds from debt, net of issuance cost		345,000
Repayment of SAFE note		(607,176)
Net cash flows from financing activities	9,349,769	6,087,893
Effect of foreign currency translation on cash	138,800	45,133
Net change in cash and cash equivalents	2,005,743
Cash and cash equivalents, beginning of period	1,469,952	331,761
Cash and cash equivalents, end of period	3,475,695	1,469,952
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$ 30,215	128
Supplemental disclosure of non-cash activity:
Conversion of Convertible Notes payable to Series A preferred stock		1,062,983
Extinguishment of SAFE for common stock warrants		125,000
Issuance of common stock warrants for a prepaid sponsorship		300,000
Extinguishment of Emergent SAFE note for common stock, short term note, and deferred revenue in the amounts of $400 thousand, $387 thousand, and $905 thousand, respectively		1,691,953
Assignment of Emergent SAFE note to 10Clouds		200,000
Preferred Stock conversion to common stock		8,299,175
Stockholder Notes Receivable		335,161
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series A Preferred Stock		8,400,000
Issuance costs of Series A convertible preferred stock		$ (1,000,000.00)